Share-based Compensation - Schedule of Recognized Share-based Payment Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 9,152	$ 8,856	$ 2,237
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	2,242	5,497	$ 2,237
Employee 2017 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 6,910	$ 3,359